Other Receivables, Net (Details) - Schedule of Other Receivable Net - CNY (¥) ¥ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of other receivables, net [Abstract]
Advances to staff	[1]	¥ 12,748	¥ 11,397
Advances to entrepreneurial agents	[1]		81
Advances to a third party channel vendor	[2]	27,386	22,818
Rental deposits		11,820	19,535
Amount due from third parties	[3]	83,156	183,353
Other		7,058	4,841
Less: Allowance for current expected credit losses		(30,414)	(10,976)
Other receivables, net		¥ 111,754	¥ 231,049

[1]	Amounts represented advances to staffs or entrepreneurial agents of the Group for daily business operations, which are unsecured, interest-free and repayable on demand.
[2]	Amount represented receivables from Shenzhen Chetong Technology Co., Ltd. (“Chetong”) who provides platform services to the Group. The receivables were unsecured, interest-free and repayable on demand. With the cease of cooperation with Chetong in 2022, the Group requested repayment of the advances. The Group estimated the net amount expected to be collected was RMB14,736 and nil as of December 31, 2022 and 2023, respectively, and accordingly recorded an allowance for credit losses of RMB8,082 and 27,386 in others, net of the consolidated statement of income and comprehensive income for the years ended December 31, 2022 and 2023, respectively.
[3]	Amount mainly represented 1) term-loan (matures in June 2024 with extension) to Sichuan Tianyi Real Estate Development Co., Ltd. (“Sichuan Tianyi”) of RMB40,000 and corresponding interest receivable RMB607 as of December 31, 2023. The loan is guaranteed by the ultimate controlling owner of Sichuan Tianyi, whom is jointly liable, with interest rate 6% per annum. This loan receivable is expected to be settled within one year. 2) term-loan (matures in June 2024) to a third party company principally engaged in provision of education service of RMB20,000 as of December 31, 2023, with the interest rate 5% per annum. 3) term-loan (matures in December 2024) to a third party manufacturing company of RMB21,000 as of December 31, 2023, with the interest rate 5% per annum.